Borrowings - ABS IX Notes (Details) - USD ($) $ in Thousands	1 Months Ended			6 Months Ended		12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Debt issuance cost				$ (30,574)	$ (13,988)	$ (20,267)
Loss on early retirement of debt	$ 2,470
ABS Warehouse Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings, gross			$ 71,000
Proceeds from non-current borrowings			66,343
Borrowing facilities, restricted cash interest reserve			(3,060)
Debt issuance cost			$ (1,597)
Loss on early retirement of debt		$ 1,634
ABS Warehouse Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate spread			3.75%		3.75%
ABS IX Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		76,500
Interest rate				6.89%
ABS IX Class A Note
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 71,000
Interest rate		6.555%
ABS IX ClassB Note
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 5,500
Interest rate		11.235%